Condensed Consolidating Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Financial Information
Revenues	$ 328,726	$ 330,839	$ 334,479	$ 341,091	$ 346,942	$ 354,177	$ 359,957	$ 239,467	$ 1,335,135	$ 1,300,543	$ 621,204
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	154,671	155,343	165,554	157,048	158,946	159,185	161,917	101,216	632,616	581,264	233,999
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)									429,087	397,574	177,887
Depreciation and amortization									183,165	159,993	23,390
Impairment of intangible assets									0	0	1,711
Restructuring, acquisition and integration-related costs									18,244	32,068	22,368
Total operating costs and expenses									1,263,112	1,170,899	459,355
Income from operations	14,058	15,862	14,726	27,377	25,480	32,919	30,297	40,948	72,023	129,644	161,849
Interest expense and other, net									(63,416)	(70,640)	(23,409)
Equity in losses of subsidiaries									0	0	0
Income before income taxes									8,607	59,004	138,440
Income tax (provision) benefit									1,331	(21,731)	(56,867)
Income from continuing operations									9,938	37,273	81,573
Loss from discontinued operations, net of tax									(2,418)	(2,706)	(93)
Net income	776	1,372	(1,106)	7,263	4,151	7,505	6,548	16,363	7,520	34,567	81,480
Comprehensive income (loss)									7,546	34,312	81,227
Parent
Condensed Consolidating Financial Information
Revenues									339,369	402,229	494,450
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)									110,674	123,306	151,404
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)									96,544	104,367	130,288
Depreciation and amortization									7,818	9,767	11,319
Impairment of intangible assets											0
Restructuring, acquisition and integration-related costs									9,391	10,309	15,603
Total operating costs and expenses									224,427	247,749	308,614
Income from operations									114,942	154,480	185,836
Interest expense and other, net									(27,506)	(32,922)	(17,299)
Equity in losses of subsidiaries									(74,120)	(59,949)	(23,167)
Income before income taxes									13,316	61,609	145,370
Income tax (provision) benefit									(26,098)	(47,359)	(68,041)
Income from continuing operations									(12,782)	14,250	77,329
Loss from discontinued operations, net of tax									0	0	0
Net income									(12,782)	14,250	77,329
Comprehensive income (loss)									(12,756)	13,995	77,076
Guarantor Subsidiaries
Condensed Consolidating Financial Information
Revenues									1,003,338	901,020	127,105
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)									529,514	460,664	82,946
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)									332,543	293,207	47,599
Depreciation and amortization									175,347	150,226	12,071
Impairment of intangible assets											1,711
Restructuring, acquisition and integration-related costs									8,853	21,759	6,765
Total operating costs and expenses									1,046,257	925,856	151,092
Income from operations									(42,919)	(24,836)	(23,987)
Interest expense and other, net									(35,910)	(37,718)	(6,110)
Equity in losses of subsidiaries									0	0	0
Income before income taxes									(78,829)	(62,554)	(30,097)
Income tax (provision) benefit									8,727	7,140	7,086
Income from continuing operations									(70,102)	(55,414)	(23,011)
Loss from discontinued operations, net of tax									(4,018)	(4,535)	(156)
Net income									(74,120)	(59,949)	(23,167)
Comprehensive income (loss)									(74,120)	(59,949)	(23,167)
Eliminations
Condensed Consolidating Financial Information
Revenues									(7,572)	(2,706)	(351)
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)									(7,572)	(2,706)	(351)
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)									0	0	0
Depreciation and amortization									0	0	0
Impairment of intangible assets											0
Restructuring, acquisition and integration-related costs									0	0	0
Total operating costs and expenses									(7,572)	(2,706)	(351)
Income from operations									0	0	0
Interest expense and other, net									0	0	0
Equity in losses of subsidiaries									74,120	59,949	23,167
Income before income taxes									74,120	59,949	23,167
Income tax (provision) benefit									18,702	18,488	4,088
Income from continuing operations									92,822	78,437	27,255
Loss from discontinued operations, net of tax									1,600	1,829	63
Net income									94,422	80,266	27,318
Comprehensive income (loss)									$ 94,422	$ 80,266	$ 27,318